Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Location [Line Items]
Equity	$ 24,508	$ 24,570
Capital	$ 28,246	28,308
Sun Life Assurance
Entity Location [Line Items]
LICAT Ratio	130.00%
Subordinated Debt
Entity Location [Line Items]
Borrowings	$ 3,538	3,039
Sun Life ExchangEable Capital Securities
Entity Location [Line Items]
Borrowings	200	699
Participating policyholders
Entity Location [Line Items]
Equity	1,091	864	$ 650
Non-controlling interests’ equity
Entity Location [Line Items]
Equity	19	0	0
Preferred shares | Shares
Entity Location [Line Items]
Equity	2,257	2,257	2,257
Common shares
Entity Location [Line Items]
Equity	21,141	21,449
Common shares | Shares
Entity Location [Line Items]
Equity	$ 8,289	$ 8,419	$ 8,582